PRESENTATION OF THE FINANCIAL STATEMENTS (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
PRESENTATION OF THE FINANCIAL STATEMENTS
Schedule of basic and diluted earnings per share
	Three Months Ended March 31,
	2021	2020

Numerator:
Net loss attributable to common stockholders	$(4,679,000)	$(7,817,000)

Denominator:
Basic EPS:
Common shares outstanding, beginning of period	17,687,179	15,454,623
Weighted average common stock retired	(2,576,779)	-
Weighted average common shares issued during the period	-	-
Denominator for basic earnings per common shares	-	-
Weighted average common shares	15,110,400	15,454,623

Diluted EPS:
Common shares outstanding, beginning of period	17,687,179	15,454,623
Weighted average common stock retired	(2,576,779)	-
Weighted average common shares issued during the period	-	-
Denominator for basic earnings per common shares	-	-
Preferred Stock Series A, beginning of period	720,000	720,000
Preferred Stock Series B, beginning of period	2,495,000	2,495,000
Preferred Stock Series C, beginning of period	911,149	911,149
Preferred Stock Series D, beginning of period	1,979,000	1,979,000
Stock payable, beginning of period	156,000	1,300,000
Weighted average diluted effect of stock options	2,771,081	2,342,660
Weighted average diluted effect of warrants	7,622,411	6,110,534
Lock-Up Agreements - common stock equivalents	-	(5,711,111)
Weighted average common shares	31,765,041	25,601,854

	Nine Months Ended March 31,
	2021	2020

Numerator:
Net loss attributable to common stockholders	$(9,223,000)	$(15,195,000)

Denominator:
Basic EPS:
Common shares outstanding, beginning of period	15,454,623	15,211,290
Weighted average common stock retired	(836,983)	(296,533)
Weighted average common shares issued during the period	1,257,143	498,613
Denominator for basic earnings per common shares	-	-
Weighted average common shares	15,874,783	15,413,370

Diluted EPS:
Common shares outstanding, beginning of period	15,454,623	15,211,290
Weighted average common stock retired	(836,983)	(296,533)
Weighted average common shares issued during the period	1,257,143	498,613
Denominator for basic earnings per common shares	-	-
Preferred Stock Series A, beginning of period	720,000	720,000
Preferred Stock Series B, beginning of period	2,495,000	2,495,000
Preferred Stock Series C, beginning of period	911,149	911,149
Preferred Stock Series D, beginning of period	1,979,000	1,881,500
Stock payable, beginning of period	1,300,000	1,743,000
Weighted average preferred stock series D purchased during the period	-	260,000
Weighted average stock payable issued during the period	-	-
Weighted average diluted effect of stock options	2,686,722	2,127,915
Weighted average diluted effect of warrants	7,756,204	6,443,472
Lock-Up Agreements - common stock equivalents	-	(5,711,111)
Weighted average common shares	33,722,857	26,284,295

	Year Ended June 30,
	2020	2019

Numerator:
Net loss attributable to common stockholders	$(14,447,000)	$(6,861,000)

Denominator:
Basic EPS:
Common shares outstanding, beginning of period	15,211,290	15,211,290
Weighted average common shares issued during the period	212,365	-
Denominator for basic earnings per common shares	-	-
Weighted average common shares	15,423,655	15,211,290

Diluted EPS:
Common shares outstanding, beginning of period	15,211,290	15,211,290
Weighted average common shares issued during the period	212,365	-
Preferred Stock Series A, beginning of period	48,000	48,000
Preferred Stock Series B, beginning of period	594,048	594,048
Preferred Stock Series C, beginning of period	12,148,653	11,798,653
Preferred Stock Series D, beginning of period	5,017,333	1,644,000
Stock payable, beginning of period	2,324,000	590,667
Reduction of stock payable due to issuance	(660,000)	-
Weighted average preferred stock series C purchased during the period	-	271,960
Weighted average preferred stock series D purchased during the period	197,078	2,703,616
Weighted average stock payable issued during the period	-	940,273
Weighted average diluted effect of stock options	2,453,486	2,492,996
Weighted average diluted effect of warrants	6,901,474	5,722,661
Lock-Up Agreements - common stock equivalents	(5,711,111)	-
Denominator for diluted earnings per common shares	-	-
Weighted average common shares	38,736,615	42,018,163